STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Argentina - 1.2%
Globant	97,237	[a,b]	10,404,359
Brazil - 5.3%
Banco do Brasil	515,400		5,794,222
CCR	2,514,600		10,210,279
EDP - Energias do Brasil	1,522,400	[b]	7,129,796
Hypera	693,100		5,448,647
Minerva	2,026,000	[b]	6,907,090
YDUQS Part	1,032,100	[b]	10,042,186
			45,532,220
China - 30.4%
Alibaba Group Holding, ADR	292,525	[b]	58,505,000
Anhui Conch Cement, Cl. H	1,124,500	[b]	7,189,686
ANTA Sports Products	1,219,000		11,461,143
China Construction Bank, Cl. H	25,240,939	[b]	20,088,151
China Resources Sanjiu Medical & Pharmaceutical Co., Cl. A	927,110	[b]	3,877,857
China Yangtze Power, Cl. A	1,236,425	[b]	3,190,263
CNOOC	5,051,000		7,329,969
ENN Energy Holdings	671,700	[b]	7,293,579
Gree Electric Appliances Inc of Zhuhai, Cl. A	445,500	[b]	3,658,977
Hundsun Technologies, Cl. A	646,717	[b]	6,701,411
Meituan Dianping, Cl. B	695,000	[b]	9,162,435
New China Life Insurance, Cl. H	1,209,000	[b]	4,656,505
PICC Property & Casualty, Cl. H	3,038,000		3,516,109
Ping An Insurance Group Company of China, Cl. H	3,048,000		34,537,030
Shanghai Pharmaceuticals Holding, Cl. H	3,118,800	[b]	5,593,724
Sunny Optical Technology Group	210,500	[b]	3,450,048
TAL Education Group, ADR	70,181	[b]	3,106,211
Tencent Holdings	1,402,700	[b]	59,454,891
Wuliangye Yibin, Cl. A	343,100	[b]	6,228,194
Wuxi Biologics Cayman Inc	196,500	[b,c]	2,220,275
			261,221,458
Colombia - .9%
Bancolombia, ADR	73,631	[a]	3,554,168
Grupo Aval Acciones y Valores, ADR	548,421		4,376,400
			7,930,568

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Czech Republic - .8%
Moneta Money Bank	1,928,858	[b,c,d]	6,405,679
Hong Kong - 3.2%
China Overseas Land & Investment	1,542,000		5,170,828
China Unicom Hong Kong	8,322,000	[b]	7,122,770
Galaxy Entertainment Group	1,283,224		8,393,031
Shimao Property Holdings	1,890,000		6,844,808
			27,531,437
Hungary - .4%
MOL Hungarian Oil & Gas	349,185	[b,d]	3,375,353
India - 8.7%
ACC	351,601	[b]	7,460,386
Hindustan Petroleum	1,366,342	[b]	5,382,516
Hindustan Unilever	251,765		7,142,949
Housing Development Finance	281,533	[b]	9,015,531
ICICI Bank	1,990,926	[b]	14,226,153
Larsen & Toubro	613,755	[b]	11,383,610
Maruti Suzuki India	54,677	[b]	5,522,653
Shriram Transport Finance	446,556		7,016,664
UPL	967,494	[b]	7,731,186
			74,881,648
Indonesia - 1.0%
Astra International	2,052,600		945,899
Bank Mandiri	7,840,900	[b]	3,877,368
Bank Rakyat Indonesia	12,288,000	[b]	3,563,128
			8,386,395
Mexico - 4.4%
America Movil, ADR, Cl. L	531,647	[a]	8,128,883
Arca Continental	1,440,400	[b]	7,576,749
Grupo Aeroportuario del Centro Norte	1,300,900	[b]	8,664,462
Grupo Financiero Banorte, Cl. O	1,269,200	[b]	6,716,450
Wal-Mart de Mexico	2,558,577		7,049,842
			38,136,386
Netherlands - .5%
VEON, ADR	1,518,584	[b]	4,009,062
Philippines - 1.7%
Ayala Land	8,797,590		7,877,405
International Container Terminal Services	2,200,010	[b]	5,351,200
Puregold Price Club	1,362,380	[b]	1,076,445
			14,305,050
Russia - 6.8%
Gazprom, ADR	1,733,715	[b]	13,772,632
Lukoil, ADR	146,346	[b]	13,943,847
Sberbank of Russia, ADR	977,775	[b]	14,275,515

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Russia - 6.8% (continued)
X5 Retail Group, GDR	123,515	[b]	4,100,698
Yandex, Cl. A	300,985	[b]	12,632,340
			58,725,032
Singapore - 1.2%
Sea, ADR	277,867	[a,b]	10,292,194
South Africa - 3.1%
Clicks Group	606,898		10,369,601
Sibanye Gold	8,150,758	[a,b]	16,059,073
			26,428,674
South Korea - 10.2%
Hyundai Mobis	32,927	[b]	6,829,882
KB Financial Group	90,037	[b]	3,510,311
Korea Investment Holdings	131,621	[b]	7,989,862
Kumho Petrochemical	61,027	[b]	3,776,890
Meritz Securities	919,568	[b]	3,308,779
POSCO	43,334		8,456,578
Samsung Electronics	661,501		28,170,427
Shinhan Financial Group	181,931	[b]	6,707,950
SK Hynix	271,697	[b]	18,609,226
			87,359,905
Taiwan - 13.4%
Chailease Holding	4,479,181	[b]	20,039,272
Feng Tay Enterprise	695,200	[b]	4,352,049
MediaTek	1,111,000	[b]	15,348,372
Radiant Opto-Electronics	1,002,000	[b]	3,842,415
Taiwan Semiconductor Manufacturing	5,874,000		58,719,785
TCI	110,303	[b]	1,138,803
Win Semiconductors	654,000	[b]	6,484,161
Yageo	502,000	[b]	5,429,606
			115,354,463
Thailand - 1.7%
Muangthai Capital	2,095,600	[b]	4,178,370
Thai Beverage	15,534,200	[d]	10,108,531
			14,286,901
Turkey - 1.7%
BIM Birlesik Magazalar	625,256		5,003,136
Eregli Demir ve Celik Fabrikalari	4,233,406	[b]	5,905,965
Tupras Turkiye Petrol Rafinerileri	188,432	[b]	4,061,183
			14,970,284
United Arab Emirates - 1.3%
Dubai Islamic Bank	7,724,442	[b]	11,145,622
Total Common Stocks (cost $632,330,475)			840,682,690

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .3%
United States - .3%
iShares MSCI Emerging Markets ETF (cost $2,604,482)		63,116	[a,b]	2,684,955
	Preferred Dividend Yield (%)
Preferred Stocks - 2.8%
Brazil - 2.8%
Banco do Estado do Rio Grande do Sul, Cl. B	5.77	1,854,300		8,776,043
Cia Brasileira de Distribuicao	1.02	125,900	[b]	2,365,025
Petroleo Brasileiro	3.10	1,818,700		12,495,115
Total Preferred Stocks (cost $24,562,733)				23,636,183
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,302,937)	1.63	8,302,937	[e]	8,302,937

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,659,660)	1.63	10,659,660	[e]	10,659,660
Total Investments (cost $678,460,287)		103.2%		885,966,425
Liabilities, Less Cash and Receivables		(3.2%)		(27,056,524)
Net Assets		100.0%		858,909,901

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $41,545,252 and the value of the collateral was $43,035,818, consisting of cash collateral of $10,659,660 and U.S. Government & Agency securities valued at $32,376,158.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $8,625,954 or 1.0% of net assets.

d The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At November 30, 2019, the value of this security amounted to $19,889,563 or 2.32% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	820,793,127	19,889,563	††	-	840,682,690
Equity Securities - Preferred Stocks	23,636,183	-		-	23,636,183
Exchange-Traded Funds	2,684,955	-		-	2,684,955
Investment Companies	18,962,597	-		-	18,962,597

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $207,506,138, consisting of $230,481,091 gross unrealized appreciation and $22,974,953 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.